Consolidated Statements of Cash Flows (unaudited)	4 Months Ended	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2022 USD ($)
Cash flows from Operating activities
Net loss	$ (2,607,927)	$ (4,945,139)
Adjustments to reconcile net loss to cash used in operating activities:
Stock-based compensation	13,227	1,999,313
Issuance of common stock to founders	500,000	0
Issuance of warrant to purchase common stock	1,735,841	0
Issuance of common stock to consultant	0	50,000
Change in fair value of share liability	0	(150,527)
Change in right-of-use lease asset	19,376	72,570
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(267,562)	(671,924)
Other noncurrent assets	0	(146,435)
Accounts payable	59,679	570,600
Accrued expenses	42,500	319,048
Lease liability	(72,826)	(37,399)
Net cash used in operating activities	(577,692)	(2,939,893)
Cash flows from investing activities
Purchases of property and equipment	(2,988,210)	(4,473,164)
Net cash used in investing activities	(2,988,210)	(4,473,164)
Cash flows from financing Activities
Proceeds from issuance of common stock	6,680,000	8,119,959
Common stock issuance costs	(226,000)	(1,465,461)
Proceeds from issuance of notes payable	46,900	0
Repayment of notes payable	0	(13,046)
Net cash provided by financing activities	6,500,900	6,641,052
Net change in cash	2,934,998	(772,005)
Effect of exchange rate changes on cash	18,723	207,424
Cash - beginning of period	0	2,953,721
Cash - end of period	2,953,721	2,389,140
Supplemental disclosures of non-cash investing and financing activities:
Share liability for non-cash issuance costs	116,200	124,782
Purchase of property and equipment included in accounts payable	0	745,628
Right-of-use assets obtained in exchange for lease liability	$ 952,521	$ 0